CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2019
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000
Customer E	317,260	503,676	520,358	74,745
Customer F	118,970	*	*	*

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
Customer E	122,504	37,254	5,351

Purchases
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000

Supplier A	277,826	133,550	59,465	8,542
Supplier B	192,270	92,291	49,802	7,154
Supplier C	*	*	91,268	13,110

Accounts payable
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Supplier A	114,901	48,229	6,928
Supplier B	72,896	41,104	5,904
Supplier C	*	23,456	3,369